Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment Integer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2018 USD ($)
Short term deposits, Interest rate	0.60%	1.20%
Accounts receivable, Allowance for credit loss, Writeoff	$ 0	$ 0	$ 0
Accounts receivable, Allowance for credit loss, Current	0	0
Impairement Loss On Long-Lived Assets	$ 0	0	0
Monthly Deposits Of Employees(In%)	8.33%
Severance Payment Calculation, Description	The Chinese subsidiary liability for severance pay for its local employees is calculated in accordance with the Chinese law. The severance payment is calculated as the product of A x B, where A is the lower of a) most recent monthly salary paid to employees or b) cap of RMB 24,633 (approximately $3,900), and B is the length of employment in the Company (years).
Deferred Revenue Recognized During Period	$ 76	0
Equity Investment, Amount	$ 17	35
Number Of Operating Segments | Segment	2
Number Of Market | Integer	2
No Loss Allocated To Participating Securities	$ 0
Cash and Cash Equivalents	56,791	26,316	15,556		$ 26,043
Short term Deposits, Value	117,568	35,254
Accounting Standards Update 2016-02 [Member] | Subsequent Event [Member]
Operating Lease Liability				$ 5,000
Selling and Marketing Expense [Member]
Internal Sales Commissions Recorded In Sales And Marketing Expense	790	412	$ 509
Material Rights [Member]
Deferred Revenue for Material Rights	$ 54	$ 76
Greater Than Twelve Month [Member]
Contractual term of right of use asset	12 months
Equal To Or Less Than Twelve Month [Member]
Contractual term of operating leases	12 months
Less Than Twelve Month [Member]
Contractual term of Short term lease	12 months
Maximum [Member]
Short term deposits, Maturity term	1 year
Minimum [Member]
Short term deposits, Maturity term	3 months